INTEREST IN JOINT VENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Cost of investment in joint ventures	$ 9	$ 11,534
Share of post-acquisition profit (loss), net of dividends received	4	(11,305)
Reclassification to assets classified as held for sale	0	(63)
Carrying amount	$ 13	$ 166